Long-Term Debt, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Annual Principal Payments [Abstract]
June 30, 2017	$ 2,937
June 30, 2018	20,033
June 30, 2019	18,721
June 30, 2020	51,858
June 30, 2021	62,511
Thereafter	21,937
Total	$ 177,997	$ 178,447